Note 12 - Contingent Liability (Details Textual) $ in Thousands	Sep. 30, 2025 CAD ($)
Statement Line Items [Line Items]
Legal proceedings provision	$ 0
Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 0